Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: October 11, 2023

Payment Date	10/16/2023
Collection Period Start	9/1/2023
Collection Period End	9/30/2023
Interest Period Start	9/15/2023
Interest Period End	10/15/2023

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$304,597,845.22	$35,222,868.48	$269,374,976.74	0.459058	Sep-25
Class A-2b Notes	$65,612,078.44	$7,587,202.76	$58,024,875.68	0.459058	Sep-25
Class A-3 Notes	$631,800,000.00	$—	$631,800,000.00	1.000000	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$1,219,119,923.66	$42,810,071.24	$1,176,309,852.42

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,326,358,339.31	$1,279,448,471.49	0.619089
YSOC Amount	$102,490,631.36	$98,390,834.78
Adjusted Pool Balance	$1,223,867,707.95	$1,181,057,636.71
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$304,597,845.22	3.74000%	30/360	$949,329.95
Class A-2b Notes	$65,612,078.44	5.96328%	ACT/360	$336,921.08
Class A-3 Notes	$631,800,000.00	3.66000%	30/360	$1,926,990.00
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$1,219,119,923.66			$3,932,629.28

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,326,358,339.31	$1,279,448,471.49
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,223,867,707.95	$1,181,057,636.71
Number of Receivables Outstanding	73,497	72,428
Weighted Average Contract Rate	3.56%	3.56%
Weighted Average Remaining Term (months)	46	45

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,033,841.38
Principal Collections	$46,583,998.96
Liquidation Proceeds	$186,021.05
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$50,803,861.39
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$50,803,861.39

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,105,298.62	$1,105,298.62	$—	$—	$49,698,562.77
Interest - Class A-1 Notes	$—	$—	$—	$—	$49,698,562.77
Interest - Class A-2a Notes	$949,329.95	$949,329.95	$—	$—	$48,749,232.82
Interest - Class A-2b Notes	$336,921.08	$336,921.08	$—	$—	$48,412,311.74
Interest - Class A-3 Notes	$1,926,990.00	$1,926,990.00	$—	$—	$46,485,321.74
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$45,992,983.49
First Allocation of Principal	$—	$—	$—	$—	$45,992,983.49
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$45,925,375.16
Second Allocation of Principal	$62,286.95	$62,286.95	$—	$—	$45,863,088.21
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$45,789,146.54
Third Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$26,789,146.54
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$26,703,646.54
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$7,703,646.54
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,703,646.54
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$2,955,862.25
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,955,862.25
Remaining Funds to Certificates	$2,955,862.25	$2,955,862.25	$—	$—	$—
Total	$50,803,861.39	$50,803,861.39	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$102,490,631.36
Increase/(Decrease)	$(4,099,796.58)
Ending YSOC Amount	$98,390,834.78

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,223,867,707.95	$1,181,057,636.71
Note Balance	$1,219,119,923.66	$1,176,309,852.42
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	24	$325,868.86
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	93	$186,021.05
Monthly Net Losses (Liquidation Proceeds)			$139,847.81
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.36%
Second Preceding Collection Period			0.14%
Preceding Collection Period			0.04%
Current Collection Period			0.13%
Four-Month Average Net Loss Ratio			0.17%
Cumulative Net Losses for All Periods			$2,691,274.57
Cumulative Net Loss Ratio			0.13%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.21%	118	$2,644,085.84
60-89 Days Delinquent	0.07%	44	$915,419.85
90-119 Days Delinquent	0.02%	12	$286,368.89
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.30%	174	$3,845,874.58

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		9	$156,845.70
Total Repossessed Inventory		14	$254,309.17

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		56	$1,201,788.74
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.07%
Second Preceding Collection Period			0.07%
Preceding Collection Period			0.08%
Current Collection Period			0.09%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of September 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.92	0.07%	39	0.05%